Fair Value Measurements	6 Months Ended
Jun. 30, 2023
Fair Value Measurements
Fair Value Measurements

Note 6.    Fair Value Measurements

The Company measures fair value based on the prices that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The carrying value of cash, accounts receivables, accounts payable, accrued liabilities, convertible notes approximate fair value because of the short-term nature of those instruments. The following are other financial assets and liabilities that are measured at fair value on a recurring basis.

Convertible Notes at Fair Value

Due to certain embedded features within the convertible notes, the Company elected the fair value option to account for its convertible notes, including any paid-in-kind principal and interest, and the embedded features. During the years ended December 31, 2022 and 2021, and the six months ended June 30, 2023 and 2022, the Company recognized $(4.4) million, $0.8 million, $(6.1) million and $15.9 million respectively, of (expense) income related to the (increase) decrease in the fair value of the convertible notes. During the three months ended June 30, 2023 and 2022, the Company recognized $(1.5) million and $3.7 million of (expense) income in the fair value of the convertible notes. As of December 31, 2022 and 2021, and June 30, 2023, the principal amount outstanding under the convertible notes was $108.0 million, $67.5 million, and $121.9 million respectively, with an estimated fair value of $131.3 million, $86.4 million, and $134.4 million respectively. In April 2023, the contingent warrants were amended to include the merger between AEON, Priveterra Acquisition Corp., and Priveterra Merger Sub, Inc. as a qualifying listing under the warrant agreement, state that the holders of the contingent warrants will exercise the warrants, and that the holders will receive 85% of the shares the holders would have been entitled to receive via the previous warrant agreement. The Company determined that the contingent warrants amendment modified the settlement provision in the 2019 Convertible Notes. The Company determined that the amendment should be accounted for as a debt extinguishment. Since the convertible note holders are related parties of AEON, the debt extinguishment is accounted for as a capital transaction. As such, during the three and six months ended June 30, 2023 due to the warrant modification, the Company recognized a $17.0 million reduction to the underlying fair value of the convertible notes and recorded a corresponding increase of $17.0 million to additional paid in capital. See Note 4, “Related Party Transaction,” and Note 5, “Daewoong Convertible Notes” for more information on the convertible notes.

The fair value of the convertible notes is determined based on Level 3 inputs using a scenario-based analysis that estimates the fair value of the convertible notes based on the probability-weighted present value of expected future investment returns, considering each of the possible outcomes available to the noteholders, including various initial public offering, settlement, equity financing, corporate transaction and dissolution scenarios. The significant unobservable input assumptions that can significantly change the fair value include (i) the weighted average cost of capital, (ii) the timing of payments, (iii) the discount for lack of marketability, (iv) the probability of certain corporate scenarios, and (v) the long-term pretax operating margin. During the years ended December 31, 2022 and 2021 and the six months ended June 30, 2023 and 2022 the Company utilized discount rates ranging from 20% to 40% and 15% to 28% and 15% to 40% and 25% to 35%, respectively, reflecting changes in the Company’s risk profile, time-to-maturity probability, and key terms when modified to the convertible notes.

Preferred Stock Warrant Liability

In 2016, in connection with an earlier debt issuance that has been subsequently settled, the Company issued to one of its investors, Longitude Venture Partners II, L.P. (“Longitude”), warrants to purchase 342,011 shares of the Company’s Series B convertible preferred stock at an exercise price of $7.3097 per share. The Company accounts for the warrants as a liability included in Other liabilities in the accompanying consolidated balance sheets, which were initially recorded at their fair value of $0.8 million on the date of issuance and are subject to remeasurement at each subsequent balance sheet date. Any change in fair value of the warrants as a result of the remeasurement is recognized as a component of other (loss) income, net in the accompanying consolidated statements of operations and comprehensive loss.

The fair value of the warrant liability is determined based on Level 3 inputs using the Black-Scholes option-pricing model, which includes expected volatility, risk-free interest rate, expected life and expected dividend yield. The warrant liability was not material as of December 31, 2022, 2021, and June 30, 2023 and there were no material changes in fair value in each of the years ended December 31, 2022, 2021 and the six months ended June 30, 2023 and 2022.